UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust

(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400

San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith

101 Montgomery Street, Suite 2400

San Francisco, CA 94104
(Name and address of agent for service)

(415) 248-8371

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

FundX Aggressive ETF
XNAV (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Aggressive ETF	$51	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$27,700,736
Number of Holdings	22
Net Advisory Fee	$141,508
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.1%
Vanguard Growth ETF	9.4%
Schwab U.S. Large-Cap Growth ETF	7.9%
iShares MSCI EAFE Value ETF	6.4%
iShares International Select Dividend ETF	6.3%
SPDR Gold Trust	6.2%
iShares MSCI USA Value Factor ETF	6.2%
iShares MSCI South Korea ETF	5.4%
Global X Lithium & Battery Tech ETF	5.1%
Avantis International Small Cap Value ETF	5.0%

Industry	(%)
Sector Funds	42.2%
Core Funds	40.7%
Aggressive Funds	15.7%
Cash & Other	1.4%

For additional information about the Fund, including its prospectus and financial information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Aggressive ETF	PAGE 1	TSR-SAR-360876882

FundX Conservative ETF
XRLX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Conservative ETF	$50	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$48,317,580
Number of Holdings	21
Net Advisory Fee	$254,954
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Vanguard Growth ETF	8.4%
Invesco S&P 500 Top 50 ETF	7.8%
Vanguard Russell 1000 Growth ETF	7.1%
iShares Core 60/40 Balanced Allocation ETF	6.5%
Pacer Trendpilot 100 ETF	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	5.8%
iShares International Select Dividend ETF	5.3%
iShares Broad USD Investment Grade Corporate Bond ETF	5.3%
NYLI Merger Arbitrage ETF	4.9%
iShares Core 30/70 Conservative Allocation ETF	4.9%

Industry	(%)
Core Funds	50.1%
Intermediate Term Bonds	20.7%
Total Return Funds	16.3%
High Yield Bonds	7.6%
TIPS	4.9%
Cash & Other	0.4%

For additional information about the Fund, including its prospectus and financial information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX Conservative ETF	PAGE 1	TSR-SAR-360876874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Conservative ETF	PAGE 2	TSR-SAR-360876874

FundX ETF
XCOR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FundX ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX ETF	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$165,033,349
Number of Holdings	12
Net Advisory Fee	$859,158
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Vanguard Growth ETF	13.3%
Invesco S&P 500 Top 50 ETF	13.1%
Vanguard Russell 1000 Growth ETF	12.9%
iShares MSCI EAFE Value ETF	12.0%
iShares International Select Dividend ETF	11.5%
iShares MSCI USA Value Factor ETF	9.3%
iShares Global 100 ETF	8.9%
Mount Vernon Liquid Assets Portfolio, LLC	8.9%
Pacer Trendpilot 100 ETF	8.2%
iShares Russell Top 200 Growth ETF	8.1%

Industry	(%)
Core Funds	98.8%
Cash & Other	1.2%

For additional information about the Fund, including its prospectus and financial information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX ETF	PAGE 1	TSR-SAR-360876809

FundX Flexible ETF
XFLX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Flexible ETF	$35	0.70%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$49,500,385
Number of Holdings	14
Net Advisory Fee	$171,109
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Fidelity Corporate Bond ETF	10.8%
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
iShares iBoxx USD Investment Grade Corporate Bond ETF	10.6%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	10.1%
iShares Broad USD Investment Grade Corporate Bond ETF	9.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	9.9%
PIMCO Active Bond ETF	9.7%
State Street SPDR Portfolio High Yield Bond ETF	8.6%
NYLI Merger Arbitrage ETF	8.4%
iShares Core 60/40 Balanced Allocation ETF	8.2%

Industry	(%)
Intermediate Term Bond Funds	55.9%
Total Return Funds	24.8%
High Yield Bond Funds	18.7%
Cash & Other	0.6%

For additional information about the Fund, including its prospectus and financial information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX Flexible ETF	PAGE 1	TSR-SAR-360876866

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Flexible ETF	PAGE 2	TSR-SAR-360876866

FundX Future Fund Opportunities ETF
FFOX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FundX Future Fund Opportunities ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Future Fund Opportunities ETF	$48	0.97%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$196,646,264
Number of Holdings	76
Net Advisory Fee	$761,196
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.0%
Millicom International Cellular SA	3.1%
Globus Medical, Inc.	2.3%
Ionis Pharmaceuticals, Inc.	2.2%
TechnipFMC PLC	2.2%
Guardant Health, Inc.	2.2%
BWX Technologies, Inc.	2.0%
Halozyme Therapeutics, Inc.	2.0%
Advanced Drainage Systems, Inc.	1.9%
Onto Innovation, Inc.	1.9%

Industry	(%)
Consumer, Non-cyclical	27.1%
Industrial	22.6%
Consumer, Cyclical	15.8%
Communications	9.0%
Financial	7.2%
Technology	6.1%
Energy	3.9%
Basic Materials	2.9%
Cash & Other	5.4%
For additional information about the Fund, including its prospectus, and financial information, scan the  QR code or visit https://fundxetfs.com/how-invest.
FundX Future Fund Opportunities ETF	PAGE 1	TSR-SAR-360876841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Future Fund Opportunities ETF	PAGE 2	TSR-SAR-360876841

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FundX Investment Trust
FundX Aggressive ETF
FundX Conservative ETF
FundX ETF
FundX Flexible ETF
FundX Future Fund Opportunities ETF
Core Financial Statements
March 31, 2026

FundX Aggressive ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Aggressive Funds - 15.7%
Avantis International Small Cap Value ETF	13,968	$1,394,845
Invesco Nasdaq 100 ETF	3,695	878,006
State Street SPDR EURO STOXX 50 ETF(a)	16,743	1,039,405
State Street SPDR S&P Kensho New Economies Composite ETF(a)	17,650	1,032,131
		4,344,387
Core Funds - 40.7%
iShares International Select Dividend ETF	40,960	1,743,258
iShares MSCI EAFE Value ETF	23,659	1,759,047
iShares MSCI USA Value Factor ETF	12,142	1,726,471
Pacer Trendpilot 100 ETF	16,863	1,230,324
Schwab U.S. Large-Cap Growth ETF	75,352	2,195,004
Vanguard Growth ETF	5,985	2,614,188
		11,268,292
Sector Funds - 42.2%
ARK Next Generation Internet ETF	6,275	756,828
Global X Lithium & Battery Tech ETF	19,029	1,414,806
iShares Global Clean Energy ETF(a)	61,265	1,120,537
iShares MSCI Mexico ETF(a)	14,860	1,117,918
iShares MSCI South Africa ETF(a)	16,735	1,134,633
iShares MSCI South Korea ETF	12,204	1,501,214
SPDR Gold Trust(b)	4,018	1,728,905
State Street SPDR S&P Kensho Clean Power ETF	8,364	755,442
State Street SPDR S&P Semiconductor ETF(a)	3,126	1,019,451
VanEck Semiconductor ETF	2,970	1,138,698
		11,688,432
TOTAL INVESTMENT COMPANIES (Cost $21,406,450)		27,301,111
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c)	4,743,181	4,743,181
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,743,181)		4,743,181

	Shares	Value
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 3.58%(c)	416,441	$416,441
TOTAL MONEY MARKET FUNDS (Cost $416,441)		416,441
TOTAL INVESTMENTS - 117.2% (Cost $26,566,072)		$32,460,733
Liabilities in Excess of Other Assets - (17.2)%		(4,759,997)
TOTAL NET ASSETS - 100.0%		$27,700,736

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $4,859,265.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

FundX Conservative ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Core Funds - 50.1%
Invesco S&P 500 Top 50 ETF	69,349	$3,782,988
iShares Global 100 ETF	17,431	2,108,628
iShares International Select Dividend ETF	60,290	2,565,942
iShares MSCI EAFE Value ETF	31,679	2,355,334
iShares MSCI USA Value Factor ETF	16,645	2,366,752
iShares Russell Top 200 Growth ETF	2,476	616,128
Pacer Trendpilot 100 ETF	39,485	2,880,826
Vanguard Growth ETF	9,343	4,080,929
Vanguard Russell 1000 Growth ETF	31,373	3,441,304
		24,198,831
High Yield Bonds - 7.6%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	19,641	1,831,916
State Street SPDR Portfolio High Yield Bond ETF	78,364	1,827,449
		3,659,365
Intermediate Term Bonds - 20.7%
iShares 5-10 Year Investment Grade Corporate Bond ETF	52,433	2,790,484
iShares Broad USD Investment Grade Corporate Bond ETF	49,715	2,546,899
iShares iBoxx USD Investment Grade Corporate Bond ETF(a)	21,605	2,354,729
PIMCO Active Bond ETF	25,220	2,327,302
		10,019,414
TiPS - 4.9%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	44,568	2,368,344
Total Return Funds - 16.3%
iShares Core 30/70 Conservative Allocation ETF	59,412	2,369,944
iShares Core 60/40 Balanced Allocation ETF	48,571	3,125,544
NYLI Merger Arbitrage ETF(b)	65,425	2,378,199
		7,873,687
TOTAL INVESTMENT COMPANIES (Cost $42,498,313)		48,119,641
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c)	2,363,374	2,363,374
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,363,374)		2,363,374

	Shares	Value
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.58%(c)	231,816	$231,816
TOTAL MONEY MARKET FUNDS (Cost $231,816)		231,816
TOTAL INVESTMENTS - 105.0% (Cost $45,093,503)		$50,714,831
Liabilities in Excess of Other Assets - (5.0)%		(2,397,251)
TOTAL NET ASSETS - 100.0%		$48,317,580

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $2,331,078.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

FundX ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Core Funds - 98.8%
Invesco S&P 500 Top 50 ETF	394,900	$21,541,795
iShares Global 100 ETF	121,970	14,754,711
iShares International Select Dividend ETF	446,832	19,017,170
iShares MSCI EAFE Value ETF	265,483	19,738,661
iShares MSCI USA Value Factor ETF	108,000	15,356,520
iShares Russell Top 200 Growth ETF(a)	53,827	13,394,311
Pacer Trendpilot 100 ETF	185,000	13,497,600
Vanguard Growth ETF(a)	50,253	21,950,008
Vanguard Mega Cap Growth ETF	6,710	2,465,522
Vanguard Russell 1000 Growth ETF(a)	193,830	21,261,213
		162,977,511
TOTAL INVESTMENT COMPANIES (Cost $133,900,199)		162,977,511
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(b)	14,742,736	14,742,736
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,742,736)		14,742,736
	Shares
MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 3.58%(b)	2,162,005	2,162,005
TOTAL MONEY MARKET FUNDS (Cost $2,162,005)		2,162,005
TOTAL INVESTMENTS - 109.0% (Cost $150,804,940)		$179,882,252
Liabilities in Excess of Other Assets - (9.0)%		(14,848,903)
TOTAL NET ASSETS - 100.0%		$165,033,349

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $14,978,801.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

FundX Flexible ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
High Yield Bond Funds - 18.7%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	53,572	$4,996,660
State Street SPDR Portfolio High Yield Bond ETF	181,784	4,239,203
VanEck Fallen Angel High Yield Bond ETF(a)	840	24,125
		9,259,988
Intermediate Term Bond Funds - 55.9%
Fidelity Corporate Bond ETF	113,740	5,360,566
iShares 1-5 Year Investment Grade Corporate Bond ETF	45,977	2,416,551
iShares 5-10 Year Investment Grade Corporate Bond ETF	92,105	4,901,828
iShares Broad USD Investment Grade Corporate Bond ETF	95,780	4,906,809
iShares iBoxx USD Investment Grade Corporate Bond ETF(a)	48,019	5,233,591
PIMCO Active Bond ETF	52,270	4,823,476
		27,642,821
Total Return Funds - 24.8%
iShares Core 30/70 Conservative Allocation ETF	101,408	4,045,165
iShares Core 60/40 Balanced Allocation ETF	63,063	4,058,104
NYLI Merger Arbitrage ETF(b)	115,032	4,181,414
		12,284,683
TOTAL INVESTMENT COMPANIES (Cost $49,193,781)		49,187,492
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c)	5,277,048	5,277,048
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,277,048)		5,277,048

	Shares	Value
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.58%(c)	316,516	$316,516
TOTAL MONEY MARKET FUNDS (Cost $316,516)		316,516
TOTAL INVESTMENTS - 110.7% (Cost $54,787,345)		54,781,056
Liabilities in Excess of Other Assets - (10.7)%		(5,280,671)
TOTAL NET ASSETS - 100.0%		$49,500,385

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $5,205,033.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

FundX Future Fund Opportunities ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Basic Materials - 2.9%
Carpenter Technology Corp.	8,253	$3,252,920
Sensient Technologies Corp.	28,426	2,457,143
		5,710,063
Communications - 9.0%
Chewy, Inc. - Class A(a)	73,868	1,994,436
GDS Holdings Ltd. - ADR(a)(b)	74,821	3,014,538
InterDigital, Inc.	10,133	3,060,166
Millicom International Cellular SA	80,276	6,015,883
Pinterest, Inc. - Class A(a)	103,143	1,891,643
Q2 Holdings, Inc.(a)	34,641	1,638,519
		17,615,185
Consumer, Cyclical - 15.8%
BJ’s Wholesale Club Holdings, Inc.(a)	18,900	1,860,138
Cheesecake Factory, Inc.	47,661	2,609,440
DraftKings, Inc. - Class A(a)	107,019	2,313,751
FirstCash Holdings, Inc.	18,889	3,551,132
Norwegian Cruise Line Holdings Ltd.(a)	109,302	2,043,947
Ollie’s Bargain Outlet Holdings, Inc.(a)	18,680	1,719,307
Planet Fitness, Inc. - Class A(a)	30,396	2,260,855
RH(a)	15,206	2,126,103
Shake Shack, Inc. - Class A(a)	19,129	1,692,343
Super Group SGHC Ltd.	190,459	2,056,957
VSE Corp.	12,756	2,352,206
Wingstop, Inc.	6,121	948,571
Wynn Resorts Ltd.	28,331	2,877,013
YETI Holdings, Inc.(a)	74,083	2,710,697
		31,122,460
Consumer, Non-cyclical - 27.1%(c)
ADMA Biologics, Inc.(a)	184,016	1,657,984
Bright Horizons Family Solutions, Inc.(a)	23,362	1,918,721
Catalyst Pharmaceuticals, Inc.(a)	94,727	2,345,441
Celsius Holdings, Inc.(a)	60,820	2,157,894
Convatec Group PLC - ADR(b)	137,879	1,593,881
elf Beauty, Inc.(a)	24,868	1,507,250
GeneDx Holdings Corp.(a)	33,306	2,138,911
Globus Medical, Inc. - Class A(a)	52,158	4,493,933
Guardant Health, Inc.(a)	46,465	4,291,972
Halozyme Therapeutics, Inc.(a)	59,549	3,848,652
HealthEquity, Inc.(a)	29,870	2,496,236
Herc Holdings, Inc.	16,582	1,650,738
Ionis Pharmaceuticals, Inc.(a)	58,732	4,410,186
IRhythm Holdings, Inc.(a)	18,878	2,227,982
Ligand Pharmaceuticals, Inc.(a)	13,840	2,763,156
Natera, Inc.(a)	16,881	3,376,031
Privia Health Group, Inc.(a)	65,538	1,348,117
RadNet, Inc.(a)	38,198	2,134,886
Remitly Global, Inc.(a)	105,926	1,659,860
Stride, Inc.(a)	37,507	3,306,992
Verra Mobility Corp.(a)	135,913	1,942,197
		53,271,020

	Shares	Value
Energy - 3.9%
Green Plains, Inc.(a)	205,859	$3,386,380
TechnipFMC PLC	62,651	4,331,064
		7,717,444
Financial - 7.2%
Dave, Inc.(a)	11,593	2,018,225
Goosehead Insurance, Inc. - Class A(a)	32,673	1,393,830
Palomar Holdings, Inc.(a)	15,287	1,826,797
Piper Sandler Cos.	29,884	2,287,620
ProAssurance Corp.(a)	20,837	515,091
StoneX Group, Inc.(a)	33,732	2,720,486
Wintrust Financial Corp.	24,800	3,445,712
		14,207,761
Industrial - 22.6%
Advanced Drainage Systems, Inc.	27,329	3,747,626
AeroVironment, Inc.(a)	10,173	1,862,168
BWX Technologies, Inc.	19,598	4,007,595
Casella Waste Systems, Inc. - Class A(a)	19,437	1,542,132
Coherent Corp.(a)	9,137	2,176,525
Embraer SA - ADR	39,516	2,344,879
ESCO Technologies, Inc.	9,347	2,629,965
Fabrinet(a)	5,185	2,704,081
Knife River Corp.(a)	29,436	2,403,449
Kratos Defense & Security Solutions, Inc.(a)	32,000	2,256,320
Mercury Systems, Inc.(a)	40,484	2,951,688
Oshkosh Corp.	21,846	3,215,950
Standex International Corp.	11,343	2,890,877
Tetra Tech, Inc.	91,196	2,746,824
Universal Display Corp.	21,682	1,987,372
Watts Water Technologies, Inc. - Class A	9,438	2,739,757
Zurn Elkay Water Solutions Corp.	48,574	2,178,058
		44,385,266
Technology - 6.1%
Bentley Systems, Inc. - Class B	47,599	1,671,677
Clear Secure, Inc. - Class A	36,897	1,786,184
Everpure, Inc. - Class A(a)	29,194	1,723,614
Onto Innovation, Inc.(a)	18,208	3,733,914
Rambus, Inc.(a)	34,386	2,958,228
		11,873,617
TOTAL COMMON STOCKS (Cost $190,484,143)		185,902,816
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.9%
First American Government Obligations Fund - Class X, 3.58%(d)	11,734,826	11,734,826
TOTAL MONEY MARKET FUNDS (Cost $11,734,826)		11,734,826

The accompanying notes are an integral part of these financial statements.

5

FundX Future Fund Opportunities ETF
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(d)	2,323,575	$2,323,575
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,323,575)		2,323,575
TOTAL INVESTMENTS - 101.7% (Cost $204,542,544)		$199,961,217
Liabilities in Excess of Other Assets - (1.7)%		(3,314,953)
TOTAL NET ASSETS - 100.0%		$196,646,264

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $2,320,687.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

6

FUNDX INVESTMENT TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF	FundX Future Fund Opportunities ETF
ASSETS:
Investments, at value	$32,460,733	$50,714,831	$179,882,252	$54,781,056	$199,961,217
Security lending income receivable	5,680	2,649	3,735	4,619	2,215
Dividends receivable	1,208	604	6,117	21,274	47,954
Receivable for investments sold	—	—	—	—	2,073,600
Cash	—	4,449	27,485	—	157,725
Prepaid expenses and other assets	231	—	320	—	—
Total assets	32,467,852	50,722,533	179,919,909	54,806,949	202,242,711
LIABILITIES:
Payable upon return of securities loaned	4,743,181	2,363,374	14,742,736	5,277,048	2,323,575
Payable to Adviser	23,935	41,579	142,919	29,516	134,702
Payable for investments purchased	—	—	—	—	2,909,600
Payable for expenses and other liabilities	—	—	905	—	228,570
Total liabilities	4,767,116	2,404,953	14,886,560	5,306,564	5,596,447
NET ASSETS	$ 27,700,736	$48,317,580	$165,033,349	$49,500,385	$196,646,264
Net Assets Consists of:
Paid-in capital	$22,585,964	$46,271,580	$143,194,950	$62,758,604	$168,637,891
Total distributable earnings/ (accumulated losses)	5,114,772	2,046,000	21,838,399	(13,258,219)	28,008,373
Total net assets	$ 27,700,736	$48,317,580	$165,033,349	$49,500,385	$196,646,264
Net assets	$27,700,736	$48,317,580	$165,033,349	$49,500,385	$196,646,264
Shares issued and outstanding(a)	338,977	1,080,823	2,152,140	2,224,059	7,465,000
Net asset value per share	$81.72	$44.70	$76.68	$22.26	$26.34
Cost:
Investments, at cost	$26,566,072	$45,093,503	$150,804,940	$54,787,345	$204,542,544
LOANED SECURITIES:
at value (included in investments)	$4,859,265	$2,331,078	$14,978,801	$5,205,033	$2,320,687

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

FUNDX INVESTMENT TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF	FundX Future Fund Opportunities ETF
INVESTMENT INCOME:
Dividend income	$307,946	$722,440	$1,365,065	$1,167,546	$638,080
Less: dividend withholding taxes	—	—	—	—	(22,624)
Less: issuance fees	—	—	—	—	(2,090)
Interest income	—	—	—	—	7,907
Securities lending income	31,371	13,801	25,979	14,577	53,394
Total investment income	339,317	736,241	1,391,044	1,182,123	674,667
EXPENSES:
Investment advisory fee	141,508	254,954	859,158	171,109	761,196
Fund administration and accounting fees	—	—	—	—	22,757
Transfer agent fees	—	—	—	—	9,753
Custodian fees	—	—	—	—	7,214
Legal fees	—	—	—	—	23,136
Audit fees	—	—	—	—	40,266
Reports to shareholders	—	—	—	—	5,509
Interest expense	—	—	—	—	7,915
Trustees’ fees	—	—	—	—	22,388
Federal and state registration fees	—	—	—	—	8,219
Other expenses and fees	—	—	—	—	11,120
Total expenses	141,508	254,954	859,158	171,109	919,473
NET INVESTMENT INCOME/(LOSS)	197,809	481,287	531,886	1,011,014	(244,806)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	39,380	(9,734)	212,272	(97,076)	6,149,817
In-kind redemptions	1,356,923	1,655,218	9,356,680	619,927	27,629,558
Net realized gain (loss)	1,396,303	1,645,484	9,568,952	522,851	33,779,375
Net change in unrealized appreciation (depreciation) on:
Investments	(245,497)	(2,550,072)	(12,711,696)	(1,531,379)	(38,914,020)
Net change in unrealized appreciation (depreciation)	(245,497)	(2,550,072)	(12,711,696)	(1,531,379)	(38,914,020)
Net realized and unrealized gain (loss)	1,150,806	(904,588)	(3,142,744)	(1,008,528)	(5,134,645)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,348,615	$(423,301)	$(2,610,858)	$2,486	$(5,379,451)

The accompanying notes are an integral part of these financial statements.

8

FUNDX INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	FundX Aggressive ETF		FundX Conservative ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$197,809	$159,265	$481,287	$1,285,617
Net realized gain (loss)	1,396,303	4,072,971	1,645,484	4,953,494
Net change in unrealized appreciation (depreciation)	(245,497)	(532,519)	(2,550,072)	(2,024,457)
Net increase (decrease) in net assets from operations	1,348,615	3,699,717	(423,301)	4,214,654
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(159,265)	(25,541)	(1,390,910)	(928,977)
Total distributions to shareholders	(159,265)	(25,541)	(1,390,910)	(928,977)
CAPITAL TRANSACTIONS:
Shares sold	4,815,634	6,157,916	8,444,802	10,819,598
Shares redeemed	(7,197,269)	(10,317,892)	(10,325,289)	(19,132,559)
Net increase (decrease) in net assets from capital transactions	(2,381,635)	(4,159,976)	(1,880,487)	(8,312,961)
Net increase (decrease) in net assets	(1,192,285)	(485,800)	(3,694,698)	(5,027,284)
NET ASSETS:
Beginning of the period	28,893,021	29,378,821	52,012,278	57,039,562
End of the period	$ 27,700,736	$28,893,021	$48,317,580	$52,012,278
SHARES TRANSACTIONS
Shares sold	60,000	90,000	180,000	260,000
Shares redeemed	(90,000)	(150,000)	(220,000)	(450,000)
Total increase (decrease) in shares outstanding	(30,000)	(60,000)	(40,000)	(190,000)

The accompanying notes are an integral part of these financial statements.

9

FUNDX INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	FundX ETF		FundX Flexible ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$531,886	$740,113	$1,011,014	$3,006,730
Net realized gain (loss)	9,568,952	23,394,669	522,851	(1,994,408)
Net change in unrealized appreciation (depreciation)	(12,711,696)	(1,289,747)	(1,531,379)	(1,138,697)
Net increase (decrease) in net assets from operations	(2,610,858)	22,845,035	2,486	(126,375)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(740,113)	—	(2,704,443)	(2,686,733)
Total distributions to shareholders	(740,113)	—	(2,704,443)	(2,686,733)
CAPITAL TRANSACTIONS:
Shares sold	62,158,178	47,675,706	23,357,239	4,636,476
Shares redeemed	(62,320,208)	(69,310,093)	(23,289,119)	(13,493,311)
Net increase (decrease) in net assets from capital transactions	(162,030)	(21,634,387)	68,120	(8,856,835)
Net increase (decrease) in net assets	(3,513,001)	1,210,648	(2,633,837)	(11,669,943)
NET ASSETS:
Beginning of the period	168,546,350	167,335,702	52,134,222	63,804,165
End of the period	$ 165,033,349	$168,546,350	$49,500,385	$52,134,222
SHARES TRANSACTIONS
Shares sold	780,000	730,000	1,040,000	190,000
Shares redeemed	(780,000)	(1,040,000)	(950,000)	(560,000)
Total increase (decrease) in shares outstanding	—	(310,000)	90,000	(370,000)

The accompanying notes are an integral part of these financial statements.

10

FUNDX INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	FundX Future Fund Opportunities ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$(244,806)	$29,264
Net realized gain (loss)	33,779,375	2,356,157
Net change in unrealized appreciation (depreciation)	(38,914,020)	11,517,845
Net increase (decrease) in net assets from operations	(5,379,451)	13,903,266
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,330,290)	—
Total distributions to shareholders	(3,330,290)	—
CAPITAL TRANSACTIONS:
Shares sold	90,595,464	105,329,595
Shares issued from merger/reorganization	—	56,192,594
Shares redeemed	(60,664,914)	—
Net increase (decrease) in net assets from capital transactions	29,930,550	161,522,189
Net increase (decrease) in net assets	21,220,809	175,425,455
NET ASSETS:
Beginning of the period	175,425,455	—
End of the period	$ 196,646,264	$175,425,455
SHARES TRANSACTIONS
Shares sold	3,230,000	4,150,000
Shares issued from merger/reorganization	—	2,235,000
Shares redeemed	(2,150,000)	—
Total increase (decrease) in shares outstanding	1,080,000	6,385,000

(a)	Inception date of the Fund was June 9, 2025.
The accompanying notes are an integral part of these financial statements.

11

FUNDX AGGRESSIVE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$78.31	$68.49	$51.72	$45.65	$75.45	$68.77
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.57	0.40	(0.07)	0.16	0.42	(0.26)
Net realized and unrealized gain (loss) on investments(c)	3.31	9.48	17.53	6.64	(9.45)	7.99
Total from investment operations	3.88	9.88	17.46	6.80	(9.03)	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.06)	(0.69)	(0.73)	—	—
Net realized gains	—	—	—	—	(20.77)	(1.05)
Total distributions	(0.47)	(0.06)	(0.69)	(0.73)	(20.77)	(1.05)
Net asset value, end of period	$81.72	$78.31	$68.49	$51.72	$45.65	$75.45
Total return(d)	4.97%	14.44%	34.03%	14.95%	−18.55%	11.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,701	$28,893	$29,379	$23,220	$24,719	$36,523
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	1.00%	1.00%(g)	1.00%(g)	1.06%	1.48%	1.40%
After expense reimbursement/ recoupment(e)(f)	1.00%	1.00%	1.00%	1.01%(h)	1.35%(h)	1.35%(h)
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	—%	—%	—%	0.00%(i)	0.00%(i)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	1.00%	1.00%	1.00%	1.01%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(e)(f)	1.40%	0.56%	(0.11)%	1.12%(j)	0.68%(j)	(0.35)%(j)
Portfolio turnover rate(d)(k)	22%	134%	74%	184%	223%	184%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits and expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.33%, and 1.34% for the years ended September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(i)	Amount represents less than 0.005%.
(j)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.12%, 0.71%, and (0.33)% for the years ended September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(k)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

FUNDX CONSERVATIVE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$46.41	$43.51	$35.49	$35.02	$47.79	$41.43
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.44	1.04	0.75	0.97	0.33	(0.06)
Net realized and unrealized gain (loss) on investments(c)	(0.87)	2.59	7.91	0.42	(5.09)	6.60
Total from investment operations	(0.43)	3.63	8.66	1.39	(4.76)	6.54
LESS DISTRIBUTIONS FROM:
Net investment income	(1.28)	(0.73)	(0.64)	(0.92)	(0.68)	(0.18)
Net realized gains	—	—	—	—	(7.33)	—
Total distributions	(1.28)	(0.73)	(0.64)	(0.92)	(8.01)	(0.18)
Net asset value, end of period	$44.70	$46.41	$43.51	$35.49	$35.02	$47.79
Total return(d)	−0.99%	8.41%	24.66%	3.98%	−12.60%	15.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,318	$52,012	$57,040	$57,626	$67,820	$89,627
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	1.00%	1.00%(g)	1.04%	1.49%	1.35%	1.31%
After expense reimbursement/ recoupment(e)(f)	1.00%	1.00%	1.01%(h)	1.35%(h)	1.35%(h)	1.31%(h)
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	—%	0.00%(i)	0.00%(i)	0.00%(i)	0.00%(i)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	1.00%	1.00%	1.01%	1.35%	1.35%	1.31%
Ratio of net investment income (loss) to average net assets(e)(f)	1.89%	2.37%	1.88%(j)	2.67%(j)	0.76%(j)	(0.16)%(j)
Portfolio turnover rate(d)(k)	38%	84%	84%	219%	144%	84%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	The Fund reorganized into an unitary fee ETF on October 6, 2023 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.00%, 1.32%, 1.30%, and 1.28% for the years ended September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(i)	Amount represents less than 0.005%.
(j)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.89%, 2.70%, 0.81%, and (0.13)%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(k)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

FUNDX ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$78.32	$67.96	$49.35	$45.31	$79.01	$66.33
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.25	0.32	(0.13)	0.46	0.28	(0.58)
Net realized and unrealized gain (loss) on investments(c)	(1.55)	10.04	19.27	4.81	(12.35)	13.57
Total from investment operations	(1.30)	10.36	19.14	5.27	(12.07)	12.99
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	—	(0.53)	(1.23)	—	—
Net realized gains	—	—	—	—	(21.63)	(0.31)
Total distributions	(0.34)	—	(0.53)	(1.23)	(21.63)	(0.31)
Net asset value, end of period	$76.68	$78.32	$67.96	$49.35	$45.31	$79.01
Total return(d)	−1.67%	15.23%	39.03%	11.62%	−22.46%	19.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$165,033	$168,546	$167,336	$134,820	$140,362	$232,170
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	1.00%	1.00%(g)	1.00%(g)	1.02%	1.30%	1.26%
After expense reimbursement/ recoupment(e)(f)	1.00%	1.00%	1.00%	1.01%(h)	1.30%(h)	1.26%(h)
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	—%	—%	0.00%(i)	0.00%(i)	0.00%(i)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	1.00%	1.00%	1.00%	1.01%	1.30%	1.26%
Ratio of net investment income (loss) to average net assets(e)(f)	0.62%	0.45%	(0.23)%	0.93%(j)	0.44%(j)	(0.77)%(j)
Portfolio turnover rate(d)(k)	35%	66%	34%	184%	185%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.27%, and 1.24%, for the years ended September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(i)	Amount represents less than 0.005%.
(j)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.93%, 0.47%, (0.76)% and (0.47)% for the years ended September 30, 2023, September 30, 2022, September 30,2021 and September 30, 2020, respectively.

(k)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

FUNDX FLEXIBLE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.43	$25.48	$24.08	$24.93	$28.60	$26.92
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.48	1.28	1.10	0.71	0.68	0.60
Net realized and unrealized gain (loss) on investments(c)	(0.46)	(1.24)	1.28	(0.41)	(3.71)	1.70
Total from investment operations	0.02	0.04	2.38	0.30	(3.03)	2.30
LESS DISTRIBUTIONS FROM:
Net investment income	(2.19)	(1.09)	(0.98)	(1.15)	(0.64)	(0.62)
Total distributions	(2.19)	(1.09)	(0.98)	(1.15)	(0.64)	(0.62)
Net asset value, end of period	$22.26	$24.43	$25.48	$24.08	$24.93	$28.60
Total return(d)	0.04%	0.24%	10.10%	1.18%	−10.85%	8.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,500	$52,134	$63,804	$58,916	$67,383	$90,128
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.70%	0.70%(g)	0.74%	1.18%	1.03%	1.00%
After expense reimbursement/ recoupment(e)(f)	0.70%	0.70%	0.70%	0.99%	0.99%	0.99%
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	—%	0.00%(h)	0.00%(h)	0.00%(h)	0.00%(h)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	0.70%	0.70%	0.70%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)(f)	4.14%	5.27%	4.50%(i)	2.88%(i)	2.41%(i)	2.11%(i)
Portfolio turnover rate(d)(j)	51%	133%	164%	209%	158%	73%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	The Fund reorganized into an unitary fee ETF on October 6, 2023 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)	Amount represents less than 0.005%.
(i)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.51%, 2.91%, 2.49%, and 2.13%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(j)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

FUNDX FUTURE FUND OPPORTUNITIES ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.47	$25.14
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments(d)	(0.60)	2.32
Total from investment operations	(0.64)	2.33
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.49)	—
Total distributions	(0.49)	—
Net asset value, end of period	$26.34	$27.47
Total return(e)	−2.38%	9.28%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$196,646	$175,425
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)(h)	0.97%	1.01%
After expense reimbursement/recoupment(g)(h)	0.97%	0.99%
Ratio of dividends, interest and borrowing expense to average net assets(g)(h)	0.01%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(g)(h)	0.96%	0.99%
Ratio of net investment income (loss) to average net assets(g)(h)	(0.26)%	0.07%
Portfolio turnover rate(e)(i)	24%	2%

(a)	Inception date of the Fund was June 9, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF, (each, a “Fund”, and collectively, the “Funds”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014. The Future Fund LLC (the “Sub-Advisor”) serves as investment Sub-Advisor for the FundX Future Fund Opportunities ETF.
The FundX ETF commenced operations on November 1, 2001. The FundX Aggressive ETF, FundX Conservative ETF and FundX Flexible ETF commenced operations on July 1, 2002. The FundX Future Fund Opportunities ETF commenced operations on June 9, 2025. As part of the FundX Future Fund Opportunities ETF’s commencement of operations, the Fund received an in-kind contribution from accounts managed by the Sub-Advisor, which consisted of $56,192,594 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 9, 2025, was $33,377,746, resulting in net unrealized appreciation on investments of $22,814,848 as of that date. As a result of the in-kind contribution, the Fund issued 2,235,000 shares at a $25.14 per share net asset value.
The investment objective of the FundX Aggressive ETF and the FundX ETF is to maximize capital appreciation over the long term without regard to income. The investment objective of the FundX Conservative ETF is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the FundX Flexible ETF is to generate total return, which is capital appreciation plus current income. The investment objective of the FundX Future Fund Opportunities ETF is to provide capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Investments in open-end mutual funds are valued at their respective NAVs on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees (the “Board”). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

17

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2026, the Funds did not hold fair valued securities.
The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:
FundX Aggressive ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$27,301,111	$—	$—	$27,301,111
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,743,181
Money Market Funds	416,441	—	—	416,441
Total Investments	$27,717,552	$—	$—	$32,460,733

FundX Conservative ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$48,119,641	$—	$—	$48,119,641
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,363,374
Money Market Funds	231,816	—	—	231,816
Total Investments	$48,351,457	$—	$—	$50,714,831

18

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
FundX ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$162,977,511	$—	$—	$162,977,511
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	14,742,736
Money Market Funds	2,162,005	—	—	2,162,005
Total Investments	$165,139,516	$—	$—	$179,882,252

FundX Flexible ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$49,187,492	$—	$—	$49,187,492
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,277,048
Money Market Funds	316,516	—	—	316,516
Total Investments	$49,504,008	$—	$—	$54,781,056

FundX Future Fund Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$185,902,816	$—	$—	$185,902,816
Money Market Funds	11,734,826	—	—	11,734,826
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,323,575
Total Investments	$197,637,642	$—	$—	$199,961,217

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedules of Investments for further disaggregate of investment categories.
B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the six months ended March 31, 2026, no fund had any post October losses and any late year losses.

19

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
At September 30, 2025, the Funds’ most recent fiscal year end, the following Capital Loss Carryover were available and Capital Loss Carryover Utilized:

	Infinite Short-Term	Infinite Long-Term	Capital Loss Carryover Utilized
FundX Aggressive ETF	$(2,369,123)	$—	$1,200,847
FundX Conservative ETF	(4,992,811)	—	391,536
FundX ETF	(17,242,363)	—	1,208,811
FundX Felxible ETF	(13,787,139)	(291,025)	—
FundX Future Fund Opportunities ETF	—	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2022-2025, or expected to be taken in the Funds’ 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

20

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the Funds’ most recent fiscal year end, permanent differences, in book and tax accounting have been reclassified to paid-in capital and distributable earnings for the Funds as follows:

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF	FundX Future Funds Opportunities ETF
Paid-in Capital	$2,877,002	$4,601,527	$22,283,246	$191,058	$ —
Distributable Earnings	(2,877,002)	(4,601,527)	(22,283,246)	(191,058)	—

Reclassifications are primary due to the tax treatment of net operating losses and redemptions in-kind.
I.
Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J.
Share Transactions. Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAVs. The Funds issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions, substitutes, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the transactions. Variable fees received by the Funds, if any, are displayed in the capital share transactions sections of the Statements of Change in Net Assets.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the dates these financial statements were issues. The Funds have determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

21

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor to furnish all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million and 0.80% on net assets of $750 million to $1 billion and 0.70% for assets over $1 billion for the FundX ETF, the FundX Aggressive ETF and the FundX Conservative ETF. For the FundX Flexible ETF, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the FundX Future Fund Opportunities ETF, the Advisor receives a monthly fee at an annual rate of 0.80% based upon the average daily net assets of the Fund.
The Funds pay the Advisor a unitary management fee, except for the FundX Future Fund Opportunities ETF, whereby the Advisor has agreed to pay all expenses of the Funds, except for (i) brokerage expenses and other fees incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (iii) extraordinary expenses, (iv) interest and taxes of any kind or nature, and (v) any fees and expense related to the provision of securities lending services.
For the six months ended March 31, 2026 , the FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF and FundX Future Fund Opportunities ETF incurred $141,508, $254,954, $859,158, $171,109 and $761,196 in investment advisory fees, respectively.
For the FundX Future Fund Opportunities ETF, The Advisor has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Advisor may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2026 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.
The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

Year of Expiration 09/30/2028
FundX Future Fund Opportunities ETF	$9,140

The Advisor has retained The Future Fund LLC to serve as investment sub-advisor to the FundX Future Fund Opportunities ETF. The Sub-Advisor is responsible for monitoring the daily holdings and performance of the portfolio, making changes to the holdings, and rebalancing the holdings as necessary. For its services, the Sub-Advisor is paid a fee by the Advisor.
U.S. Bancorp Fund Services, LLC, U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2026 are disclosed in the Statements of Operations.

22

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.
NOTE 4 – SEGMENT REPORTING
In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they operate as a single reportable segment.
The Funds’ investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.
NOTE 5 – SECURITIES LENDING
The FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of March 31, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
FundX Aggressive ETF	$4,859,265	$4,743,181	17.5%
FundX Conservative ETF	2,331,078	2,363,374	4.8%
FundX ETF	14,978,801	14,742,736	9.1%
FundX Felxible ETF	5,205,033	5,277,048	10.5%
FundX Future Fund Opportunities ETF	2,320,687	2,323,575	1.2%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in

23

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
During the six months ended March 31, 2026, the FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.
The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding in-kind purchases and sales and short-term investments, for the six months ended March 31, 2026, were as follows:

	Purchases	Sales
FundX Aggressive ETF	$6,210,972	$6,860,950
FundX Conservative ETF	19,198,827	19,873,918
FundX ETF	59,621,345	60,155,198
FundX Felxible ETF	23,900,438	30,230,543
FundX Future Fund Opportunities ETF	44,660,181	47,497,126

For the six months ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

	Purchases	Sales
FundX Aggressive ETF	$4,756,424	$6,518,596
FundX Conservative ETF	8,313,946	10,119,409
FundX ETF	61,553,213	61,783,209
FundX Felxible ETF	23,324,927	18,325,174
FundX Future Fund Opportunities ETF	88,852,020	61,467,499

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended March 31, 2026 (estimated) and the year ended September 30, 2025 were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
FundX Aggressive ETF	$159,265	$ —	$25,541	$ —
FundX Conservative ETF	1,390,910	—	928,977	—
FundX ETF	740,113	—	—	—
FundX Flexible ETF	2,704,443	—	2,686,733	—
FundX Future Fund Opportunities ETF	3,330,290	—	—	—

*
Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the six months ended March 31, 2026 and tax year ended September 30, 2025.

24

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
As of September 30, 2025, the Funds’ most recent fiscal year end, components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF
Investments, at cost	$27,724,454	$50,884,636	$126,956,242
Gross tax unrealized appreciation	6,140,158	8,199,856	41,789,008
Gross tax unrealized depreciation	(4,878)	(60,025)	(97,388)
Net tax unrealized appreciation (depreciation)	6,135,280	8,131,831	41,691,620
Undistributed ordinary income	159,265	721,191	740,113
Undistributed long-term capital gain	—	—	—
Total distributable earnings	159,265	721,191	740,113
Other accumulated loss	(2,369,123)	(4,992,811)	(17,242,363)
Total Distributable earnings/(accumulated losses)	$3,925,422	$3,860,211	$25,189,370

	FundX Flexible ETF	FundX Future Fund Opportunities ETF
Investments, at cost	$56,148,281	$165,098,097
Gross tax unrealized appreciation	1,586,213	40,282,391
Gross tax unrealized depreciation	(78,515)	(5,959,533)
Net tax unrealized appreciation (depreciation)	1,507,698	34,322,858
Undistributed ordinary income	2,014,204	2,395,256
Undistributed long-term capital gain	—	—
Total distributable earnings	2,014,204	2,395,256
Other accumulated loss	(14,078,164)	—
Total Distributable earnings/(accumulated losses)	$(10,556,262)	$36,718,114

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.
NOTE 8 – CREDIT FACILITY
U.S. Bank N.A. had made available a $25 million unsecured line of credit pursuant to a Loan and Security Agreement for the Mutual Funds (“Loan Agreement”) in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six-months ended March 31, 2026, the average interest rate on the credit facility was the prime rate for each of the Funds. For the six-months ended March 31, 2026, the Funds did not utilize the credit facility.

25

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundX Investment Trust

By (Signature and Title)	/s/ Jeff Smith
Jeff Smith, President/Principal Executive Officer

Date	06/01/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeff Smith
Jeff Smith, President/Principal Executive Officer

Date	06/01/2026

By (Signature and Title)	/s/ Sean McKeon
Sean McKeon, Treasurer/Principal Financial Officer

Date	06/01/2026